Intangible assets (Details) - Schedule of amortization of intangible assets attributable to future periods - USD ($)	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
Schedule of amortization of intangible assets attributable to future periods [Abstract]
2022	$ 2,371,566	$ 1,408,540
2023	2,371,566	1,408,540
2024	2,114,241	1,408,540
2025	2,060,155	1,408,540
2026 and thereafter	343,360	7,981,956
Total	$ 9,260,888	$ 13,616,116